Issuance of Units	6 Months Ended
Jun. 30, 2018
Issuance of Units [Abstract]
ISSUANCE OF UNITS

NOTE 11: ISSUANCE OF UNITS

On July 29, 2016, Navios Midstream entered into a Continuous Offering Program Sales Agreement with S. Goldman Capital LLC. as sales agent (the “Agent”), pursuant to which Navios Midstream may issue and sell from time to time through the Agent common units representing limited partner interests having an aggregate offering price of up to $25,000.

During the quarter ended June 30, 2017, Navios Midstream issued 20,165 common units and received net proceeds of $227. Pursuant to the issuance of the common units, Navios Midstream issued 412 general partnership units to its general partner in order to maintain its 2.0% general partner interest. The net proceeds from the issuance of the general partnership units were $5. During the six month period ended June 30, 2017, Navios Midstream issued 336,011 common units and received net proceeds of $4,004. Pursuant to the issuance of the common units, Navios Midstream issued 6,858 general partnership units to its general partner in order to maintain its 2.0% general partner interest. The net proceeds from the issuance of the general partnership units were $84. As of June 30, 2017, there were outstanding: 10,011,806 common units, 9,342,692 subordinated units, 1,592,920 subordinated Series A Units and 427,499 general partnership units. As of June 30, 2017, Navios Acquisition owned a 59.0% limited partner interest in Navios Midstream, which included a 2.0% general partner interest.

There were no equity transactions or units sold under this program in the three and the six month periods ended June 30, 2018.

On June 18, 2018, in accordance with the terms of the Partnership Agreement all of the issued and outstanding 1,592,920 subordinated Series A units converted into Navios Midtsream’s existing common units on a one-for-one basis. Following the conversion of subordinated Series A units into common units the capital allocated to the holder of subordinated series A units was reclassified to the capital of the holders of the common units.

As of June 30, 2018, there were outstanding: 20,947,418 common units, no subordinated units, no subordinated Series A units and 427,499 general partnership units.